Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,519)	£ (8,131)
Netting	(597)	(535)
Net exposure	300,969	312,830
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(211,300)	(220,000)
Netting	(100)	0
Net exposure	94,000	96,700
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	40,500	46,600
Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(211,300)	(220,000)
Netting	(100)	0
Net exposure	45,000	44,100
Credit risk | Retail Mortgages
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(179,100)	(191,400)
Netting	0	0
Net exposure	5,500	4,600
Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(15,300)	(16,500)
Netting	0	0
Net exposure	11,700	11,500
Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(4,500)	(4,800)
Netting	0	0
Net exposure	0	100
Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	900	900
Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	20,500	21,100
Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	4,500	4,200
Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(198,900)	(212,700)
Netting	0	0
Net exposure	43,100	42,400
Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,700	1,500
Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(12,400)	(7,300)
Netting	(100)	0
Net exposure	0	0
Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	200	200
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	8,500	6,000
Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	8,500	6,000
On-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	274,100	285,100
On-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	275,000	286,000
On-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	40,500	46,600
On-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	40,500	46,600
On-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	225,100	232,500
On-balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	226,000	233,400
On-balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
On-balance sheet | Credit risk | Retail Mortgages
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	176,300	188,000
On-balance sheet | Credit risk | Retail Mortgages | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	176,500	188,300
On-balance sheet | Credit risk | Retail Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	300
On-balance sheet | Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,200	18,800
On-balance sheet | Credit risk | Corporate loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,500	19,100
On-balance sheet | Credit risk | Corporate loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	300
On-balance sheet | Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	4,500
On-balance sheet | Credit risk | Finance leases | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,600	4,600
On-balance sheet | Credit risk | Finance leases | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
On-balance sheet | Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
On-balance sheet | Credit risk | Accrued interest and other adjustments | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
On-balance sheet | Credit risk | Accrued interest and other adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,800	7,500
On-balance sheet | Credit risk | Other unsecured loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,100	7,700
On-balance sheet | Credit risk | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	300	200
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	4,200
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	4,200
On-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	211,200	223,900
On-balance sheet | Credit risk | Total loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	212,100	224,800
On-balance sheet | Credit risk | Total loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
On-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,100
On-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,100
On-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,500	7,300
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,500	7,300
On-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
On-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
On-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
On-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
On-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
On-balance sheet | Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
On-balance sheet | Credit risk | Debt securities | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,500	6,000
On-balance sheet | Credit risk | Debt securities | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,400	31,700
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,500	31,800
Off-balance sheet | Credit risk | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,400	31,700
Off-balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,500	31,800
Off-balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Retail Mortgages
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,300	8,000
Off-balance sheet | Credit risk | Retail Mortgages | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,300	8,000
Off-balance sheet | Credit risk | Retail Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,900	9,300
Off-balance sheet | Credit risk | Corporate loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,900	9,300
Off-balance sheet | Credit risk | Corporate loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	400
Off-balance sheet | Credit risk | Finance leases | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	400
Off-balance sheet | Credit risk | Finance leases | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Accrued interest and other adjustments | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,700	13,600
Off-balance sheet | Credit risk | Other unsecured loans | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,800	13,700
Off-balance sheet | Credit risk | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Amounts due from fellow Banco Santander group subsidiaries and JVs | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Total loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	30,900	31,300
Off-balance sheet | Credit risk | Total loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,000	31,400
Off-balance sheet | Credit risk | Total loans and advances to customers | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	400
Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	400
Off-balance sheet | Credit risk | Loans and advances to banks | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Other financial assets at amortised cost | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Debt securities | Accumulated impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0